UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0234

Seligman Common Stock Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	9/30/08

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Common Stock Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2008

	Shares, Shares Subject to Call/Put, or Principal Amount	Value

Common Stocks 93.4%
Aerospace and Defense 3.0%
Boeing	12,100	$693,935
Honeywell International	33,800	1,404,390
Raytheon	22,800	1,220,028
United Technologies	15,300	918,918

		4,237,271

Air Freight and Logistics 1.2%
United Parcel Service (Class B)	26,800	1,685,452

Airlines 1.5%
Delta Air Lines*	93,900	699,555
Northwest Airlines	115,100	1,039,353
UAL	39,800	349,842

		2,088,750

Biotechnology 2.1%
Amgen*	17,100	1,013,517
Cephalon*	25,800	1,999,242

		3,012,759

Capital Markets 2.9%
Bank of New York Mellon	27,700	902,466
Fortress Investments Group (Class A)	101,200	1,062,600
Janus Capital Group	32,700	793,956
Morgan Stanley	32,900	756,700
State Street	11,300	642,744

		4,158,466

Commercial Banks 1.4%
Wachovia	52,840	184,940
Wells Fargo	48,500	1,820,205

		2,005,145

Communications Equipment 4.6%
Cisco Systems*	66,360	1,497,082
Comverse Technology*	214,842	2,056,038
Nokia (ADR)	22,500	419,625
Nortel Networks*	7,555	16,923
QUALCOMM	43,000	1,847,710
Research In Motion	11,100	758,130

		6,595,508

Computers and Peripherals 1.9%
Apple*	9,500	1,079,770
Hewlett-Packard	36,700	1,697,008

		2,776,778

Construction and Engineering 0.4%
Foster Wheeler*	14,200	512,762

Consumer Finance 0.9%
American Express	34,800	1,232,964

Containers and Packaging 1.3%
Smurfit-Stone Container*	397,270	1,867,169

Diversified Financial Services 5.8%
Bank of America	109,160	3,820,600
CIT Group	110,700	770,472
Citigroup	23,800	488,138
JPMorgan Chase	69,150	3,229,305

		8,308,515

Diversified Telecommunication Services 3.5%
AT&T	89,700	2,504,424
Frontier Communications	87,200	1,002,800
Qwest Communications International	328,010	1,059,472
TW Telecom*	40,300	418,717

		4,985,413

Electric Utilities 0.8%
Exelon	18,200	1,139,684

Electrical Equipment 1.0%
ABB (ADR)*	30,200	585,880
Energy Conversion Devices*	6,600	384,450
First Solar*	1,700	321,147
JA Solar Holdings*	13,700	144,946

		1,436,423

Energy Equipment and Services 3.1%
Baker Hughes	9,400	569,076
Exterran Holdings*	12,700	405,892
Halliburton	22,800	738,492
Noble	16,400	719,960
Schlumberger	13,800	1,077,642
Transocean	8,200	900,688

		4,411,750

Food and Staples Retailing 1.6%
CVS Caremark	34,400	1,157,904
Rite Aid*	1,326,954	1,114,641

		2,272,545

Health Care Equipment and Supplies 1.8%
Baxter International	12,200	800,686
Hologic*	45,600	881,448
Zimmer Holdings*	14,100	910,296

		2,592,430

Health Care Providers and Services 1.5%
Express Scripts*	11,000	812,020
Health Net*	35,016	826,378
UnitedHealth Group	19,158	486,422

		2,124,820

Household Products 1.6%
Procter & Gamble	32,600	2,271,894

Independent Power Producers and Energy Traders 0.5%
AES*	59,400	694,386

Index Derivatives 2.3%
Consumer Discretionary Select Sector SPDR Fund	63,900	1,782,810
Financial Select Sector SPDR Fund	73,000	1,451,970

		3,234,780

Industrial Conglomerates 2.3%
3M	9,400	642,114
General Electric	101,710	2,593,605

		3,235,719

Insurance 2.5%
American International Group	40,600	135,198
Hartford Financial Services Group	18,900	774,711
MetLife	27,300	1,528,800
Prudential Financial	15,211	1,095,192

		3,533,901

Internet Software and Services 3.5%
Google (Class A)*	4,500	1,802,340
SAVVIS*	103,892	1,396,308
Yahoo!*	105,461	1,824,475

		5,023,123

Machinery 0.3%
Deere	7,500	371,250

Media 0.7%
Comcast (Class A)	49,900	979,537

Metals and Mining 2.2%
Alcoa	45,591	1,029,445
Barrick Gold	19,000	698,060
Freeport-McMoRan Copper & Gold	16,500	938,025
Nucor	10,800	426,600

		3,092,130

Multi-Utilities 1.1%
Public Service Enterprise Group	46,100	1,511,619

Multiline Retail 1.3%
Kohl’s*	20,700	953,856
Target	19,800	971,190

		1,925,046

Oil, Gas and Consumable Fuels 10.7%
Chesapeake Energy	34,200	1,226,412
Chevron	35,100	2,895,048
ConocoPhillips	29,500	2,160,875
El Paso	95,100	1,213,476
Exxon Mobil	68,430	5,314,274
Occidental Petroleum	12,200	859,490
Valero Energy	24,400	739,320
XTO Energy	19,375	901,325

		15,310,220

Pharmaceuticals 9.6%
Abbott Laboratories	32,300	1,859,834
Bristol-Myers Squibb	58,200	1,213,470
Forest Laboratories*	38,700	1,094,436
Merck	25,400	801,624
Mylan*	141,000	1,610,220
Pfizer	117,338	2,163,713
Schering-Plough	107,250	1,980,907
Sepracor*	48,300	884,373
Wyeth	55,133	2,036,613

		13,645,190

Semiconductors and Semiconductor Equipment 3.2%
Analog Devices	20,600	542,810
Intel	84,000	1,573,320
Marvell Technology Group*	214,374	1,993,678
MEMC Electronic Materials*	14,600	412,596

		4,522,404

Software 7.0%
Activision Blizzard*	132,800	2,049,104
BMC Software*	24,400	698,572
Macrovision Solutions*	146,656	2,255,569
Microsoft	128,700	3,435,003
Oracle*	78,800	1,600,428

		10,038,676

Specialty Retail 1.5%
Abercrombie & Fitch (Class A)	38,200	1,506,990
OfficeMax	72,031	640,356

		2,147,346

Tobacco 2.4%
Altria Group	59,600	1,182,464
Philip Morris International	46,900	2,255,890

		3,438,354

Wireless Telecommunication Services 0.4%
NII Holdings*	14,300	542,256

Total Common Stocks		132,962,435

Options Purchased* 0.6%
Biotechnology 0.1%
Amgen, Call expiring January 2009 at $60	34,400	165,120

Communications Equipment 0.0%
JDS Uniphase, Call expiring January 2009 at $15	87,800	8,780

Diversified Financial Services 0.0%
CIT Group, Call expiring January 2009 at $35	26,600	1,330
Citigroup, Call expiring January 2009 at $30	49,100	23,568

		24,898

Food and Staples Retailing 0.0%
Rite Aid, Call expiring January 2009 at $5	308,700	15,435

Index Derivatives 0.5%
United States Oil Fund, Put expiring October 2008 at $100	18,300	358,680
United States Oil Fund, Put expiring October 2008 at $80	28,300	277,340

		636,020

Internet Software and Services 0.0%
Yahoo!, Call expiring January 2009 at $30	48,900	5,868
Yahoo!, Call expiring January 2009 at $25	105,600	60,192

		66,060

Pharmaceuticals 0.0%
Bristol-Myers Squibb, Call expiring January 2009 at $25	64,400	14,168
Wyeth, Call expiring October 2008 at $45	24,000	1,920

		16,088

Semiconductors and Semiconductor Equipment 0.0%
Marvell Technology Group, Call expiring January 2009 at $20	79,300	7,930
Marvell Technology Group, Call expiring January 2009 at $15	30,200	4,530

		12,460

Total Options Purchased		944,861

Short-Term Holdings 4.7%
Equity-Linked Notes† 2.6%
Credit Suisse 39.54%, 11/21/08 (a)	$ 1,350,000	1,089,031
Deutsche Bank 37.5%, 11/20/08 (b)	1,350,000	910,467
Goldman Sachs Group 34.6%, 10/2/08 (c)	1,275,000	785,655
Lehman Brothers:
53.51%, 9/14/08 (d) **	1,275,000	105,819
39.5%, 10/2/08 (e) **	1,275,000	63,379
Morgan Stanley 37.05%, 10/17/08 (f)	1,275,000	706,707

Total Equity-Linked Notes		3,661,058

Time Deposit 2.1%
Fixed Income Clearing Corporation 0.5%, 10/1/08	3,026,000	3,026,000

Total Short-Term Holdings		6,687,058

Total Investments 98.7%		140,594,354
Other Assets Less Liabilities 1.3%		1,786,002

Net Assets 100.0%		$142,380,356

* Non-income producing security.

** Security in default and non-income producing.

ADR - American Depositary Receipts.

† The security may be offered and sold only to a “qualified institutional buyer” under Rule 144A of the Securities Act of 1933. These notes are exchangeable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows:

The principal amount of the notes plus or minus the lowest return of the companies’ respective stock prices determined at maturity from the date of purchase of the notes:

(a)	Energizer Holdings, Longs Drug Stores and Sepracor.

(b)	CIGNA, Hologic and Qwest Communications International.

(c)	Adobe Systems, UnitedHealth Group and Wyeth.

(d)	Delta Air Lines, Intel and Mylan.

(e)	Health Net, Kohl’s and Prudential Financial.

(f)	Comcast, Merck and Nokia ADR.

The cost of investments for federal income tax purposes was $194,710,147. The tax basis gross appreciation and depreciation of portfolio securities were $5,161,741 and $59,277,534, respectively. Net unrealized depreciation was $54,115,793.

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quoatations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

Fair Value Measurements - On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Fund’s investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Fund’s investments as of September 30, 2008 based on the level of inputs used:

Valuation Inputs	Value

Level 1 - Quoted Prices	$133,907,296
Level 2 - Other Significant Observable Inputs	6,687,058
Level 3 - Significant Unobservable Inputs	0

Total	$140,594,354

Risk – To the extent that the Fund invests a substantial percentage of its assets in an industry, the Fund’s performance may be negatively affected if that industry falls out of favour. Stocks of large-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the Fund’s performance may be negatively affected.

Subsequent Events – On November 7, 2008, RiverSource Investments, LLC (“RiverSource Investments”), a wholly owned subsidiary of Ameriprise Financial, Inc., announced the closing of its acquisition (the “Acquisition”) of the Manager. With the Acquisition completed and shareholders of the Fund having previously approved (at a Special Meeting held on November 3, 2008) a new investment management services agreement between the Fund and RiverSource Investments, RiverSource Investments is the new investment manager of the Fund effective November 7, 2008.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN COMMON STOCK FUND, INC.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	November 24, 2008

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	November 24, 2008

SELIGMAN COMMON STOCK FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.